Income Taxes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Increase in earnings due to Tax Cuts and Jobs Act of 2017			$ 607,919
Reduction of deferred tax liability due to lower income tax rate			560,198
Effect of the implementation of the territorial tax system and remeasurement of deferred tax liabilities			47,721
Reduction of deferred income taxes due to subsidiary mergers and Tax Act		$ (668,779)
Valuation reserves for other deferred tax assets		44,101	44,101	$ 17,292	$ 14,663
Income taxes from discontinued operations			41,540
Unrecognized tax benefits recorded as a part of the Valspar acquisition			18,928
Unrecognized tax benefits adjusted		49,520	49,520	27,686	30,007
Amount of unrecognized tax benefits where significant change is reasonably possible		5,184	5,184
Income tax interest and penalties			790	1,410	2,918
Accrued income tax interest and penalties		14,592	14,592	$ 9,275	$ 8,550
Domestic
Business Acquisition [Line Items]
Net operating loss carryforward		25,095	25,095
Foreign
Business Acquisition [Line Items]
Net operating loss carryforward		250,461	250,461
Valspar
Business Acquisition [Line Items]
Deferred state income tax liabilities released in acquisition	$ 93,630
Net income tax benefit from release of deferred state income tax liabilities	60,860
Deferred income tax liability recorded	$ 2,028,900	1,966,000	1,966,000
Deferred tax liabilities recorded for intangible assets		1,761,866	1,761,866
Estimated taxes payable on undistributed earnings of foreign subsidiaries		47,963	47,963
Valuation allowance related to foreign tax credits		30,500	30,500
Valuation reserves for other deferred tax assets		20,784	20,784
Valspar | Foreign
Business Acquisition [Line Items]
Net operating loss carryforward		$ 138,746	$ 138,746